DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries included in the consolidation process and the respective equity interest owned by the company

			Telecom Argentina's
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Núcleo	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
Tuves Paraguay	Distribution of television and audio signals direct to home services	Paraguay	67.50%
Micro Sistemas	Services related to the use of electronic payment media	Argentina	100.00%
Pem	Investment	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (a)	Holding	Uruguay	100.00%
AVC Continente Audiovisual (b)	Broadcasting services	Argentina	100.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Telecom USA	Telecommunication services	USA	100.00%
Personal Smarthome S.A. (c)	Security solutions and services	Argentina	100.00%
Opalker S.A. (d)	Cybersecurity and related services	Uruguay	100.00%

(a)	Includes the 100% interest in Telemas S.A., which holds interests in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A. (See Note 3 d.4) to these consolidated financial statements).
(b)	On October 27, 2021, Telecom acquired the remaining 40% of AVC Continente Audiovisual's capital stock. For further information, see Note 3.d.1.b) to these consolidated financial statements.
(c)	Company started on December 30, 2020 and registered in the IGJ on June 9, 2021 As of December 31, 2021 is a dormant entity.
(d)	Company acquired on July 27, 2021. For further information, see Note 3.d.1.f) to these consolidated financial statements.

Schedule of income statement information

Presented below is the Segment financial information as it is analyzed by the Executive Committee and the CEO for the years ended December 31, 2021, 2020 and 2019.

◻	Consolidated Income Statement as of December 31, 2021

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	332,816	63,403	396,219	26,215	5,067	31,282	(2,008)	425,493
Operating costs without depreciation, amortization and impairment of fixed assets	(229,554)	(46,552)	(276,106)	(15,514)	(3,114)	(18,628)	2,008	(292,726)
Adjusted EBITDA	103,262	16,851	120,113	10,701	1,953	12,654	—	132,767

Depreciation, amortization and impairment of fixed assets								(135,554)
Operating loss								(2,787)
Earnings from associates								395
Debt financial expenses								28,700
Other financial results, net								16,949
Income before income tax expense								43,257
Income tax expense								(33,317)
Net Income								9,940

Attributable to:
Controlling Company								8,665
Non-controlling interest								1,275
								9,940

◻	Consolidated Income Statement as of December 31, 2020

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	240,325	185,042	425,367	18,183	13,811	31,994	(2,127)	455,234
Operating costs without depreciation, amortization and impairment of fixed assets	(158,901)	(123,028)	(281,929)	(11,419)	(8,712)	(20,131)	2,127	(299,933)
Adjusted EBITDA	81,424	62,014	143,438	6,764	5,099	11,863	—	155,301
Depreciation, amortization and impairment of fixed assets								(124,669)
Operating Income								30,632

Earnings from associates								749
Debt financial expenses								(37,280)
Other financial results, net								10,649
Income before income tax expense								4,750
Income tax expense								(12,454)
Net loss								(7,704)

Attributable to:
Controlling Company								(8,626)
Non-controlling interest								922
								(7,704)

◻	Consolidated Income Statement as of December 31, 2019

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	182,233	274,494	456,727	12,931	19,924	32,855	(2,515)	487,067
Operating costs without depreciation, amortization and impairment of fixed assets	(121,682)	(186,711)	(308,393)	(8,946)	(13,842)	(22,788)	2,515	(328,666)
Adjusted EBITDA	60,551	87,783	148,334	3,985	6,082	10,067	—	158,401
Depreciation, amortization and impairment of fixed assets								(125,944)
Operating Income								32,457

Losses from associates								(385)
Debt financial expenses								(34,229)
Other financial results, net								23,284
Income before income tax expense								21,127
Income tax benefit								(29,116)
Net loss								(7,989)

Attributable to:
Controlling Company								(9,034)
Non-controlling interest								1,045
								(7,989)

Schedule of Financial Statement Information Based on Geographical Area

	As of December 31
	2021	2020	2019
Sales revenues from customers located in Argentina	394,781	423,580	454,269
Sales revenues from foreign customers	30,712	31,654	32,798

CAPEX corresponding to the segment “Services rendered in Argentina	78,593	75,599	124,088
CAPEX corresponding to the segment “Other abroad segments”	6,957	8,525	10,486

Fixed assets corresponding to the segment “Services rendered in Argentina”	974,315	1,008,512	1,034,134
Fixed assets corresponding to the segment “Other abroad segments”	33,608	39,882	40,985

Financial Debt corresponding to the segment “Services rendered in Argentina”	259,403	293,562	303,919
Financial Debt corresponding to the segment “Other abroad segments”	7,518	8,623	8,421

Schedule of national consumer price index according to official statistics (INDEC)

The table below show the evolution of the National CPI in the last three years according to official statistics (INDEC) and following the guidelines provided by Resolution No. 539/18, as well as the devaluation of the argentine peso against the US dollar for the same years:

	As of December 31,	As of December 31,	As of December 31,
	2019	2020	2021

National Consumer Price Index (December 2016=100)	284.44	385.88	582.46

Variation in Prices
Annual	53.8%	36.1%	50.9%
Accumulated 3 years	183.2%	209.2%	216.1%

Banco Nación US$/$ exchange rate	59.89	84.15	102.72

Variation in the exchange rate
Annual	58.9%	40.5%	22.1%
Accumulated 3 years	276.9%	351.2%	172.5%